Exhibit 99
Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	June 2017
Payment Date	7/17/2017
Transaction Month	42
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,646,197,309.59	72,484	55.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$348,000,000.00	0.23000%	January 15, 2015
Class A-2 Notes	$539,900,000.00	0.480%	November 15, 2016
Class A-3 Notes	$474,900,000.00	0.790%	May 15, 2018
Class A-4 Notes	$136,780,000.00	1.290%	April 15, 2019
Class B Notes	$47,350,000.00	1.710%	May 15, 2019
Class C Notes	$31,570,000.00	1.900%	September 15, 2019
Class D Notes	$31,570,000.00	2.400%	July 15, 2020
Total	$1,610,070,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$661,312.79

Principal:
Principal Collections	$10,748,526.47
Prepayments in Full	$3,840,232.51
Liquidation Proceeds	$122,542.33
Recoveries	$61,575.62
Sub Total	$14,772,876.93
Collections	$15,434,189.72

Purchase Amounts:
Purchase Amounts Related to Principal	$293,804.98
Purchase Amounts Related to Interest	$964.63
Sub Total	$294,769.61

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$15,728,959.33

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	June 2017
Payment Date	7/17/2017
Transaction Month	42
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$15,728,959.33
Servicing Fee	$158,471.34	$158,471.34	$0.00	$0.00	$15,570,487.99
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$15,570,487.99
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$15,570,487.99
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$15,570,487.99
Interest - Class A-4 Notes	$78,998.19	$78,998.19	$0.00	$0.00	$15,491,489.80
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$15,491,489.80
Interest - Class B Notes	$67,473.75	$67,473.75	$0.00	$0.00	$15,424,016.05
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$15,424,016.05
Interest - Class C Notes	$49,985.83	$49,985.83	$0.00	$0.00	$15,374,030.22
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$15,374,030.22
Interest - Class D Notes	$63,140.00	$63,140.00	$0.00	$0.00	$15,310,890.22
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$15,310,890.22
Regular Principal Payment	$14,548,370.23	$14,548,370.23	$0.00	$0.00	$762,519.99
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$762,519.99
Residual Released to Depositor	$0.00	$762,519.99	$0.00	$0.00	$0.00
Total		$15,728,959.33

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$14,548,370.23
Total					$14,548,370.23
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$14,548,370.23	$106.36	$78,998.19	$0.58	$14,627,368.42	$106.94
Class B Notes	$0.00	$0.00	$67,473.75	$1.43	$67,473.75	$1.43
Class C Notes	$0.00	$0.00	$49,985.83	$1.58	$49,985.83	$1.58
Class D Notes	$0.00	$0.00	$63,140.00	$2.00	$63,140.00	$2.00
Total	$14,548,370.23	$9.04	$259,597.77	$0.16	$14,807,968.00	$9.20

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	June 2017
Payment Date	7/17/2017
Transaction Month	42

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$73,486,685.73	0.5372619	$58,938,315.50	0.4308986
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$183,976,685.73	0.1142663	$169,428,315.50	0.1052304

Pool Information
Weighted Average APR	3.985%	4.005%
Weighted Average Remaining Term	21.54	20.81
Number of Receivables Outstanding	22,258	21,353
Pool Balance	$190,165,603.24	$175,009,819.40
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$183,976,685.73	$169,428,315.50
Pool Factor	0.1155181	0.1063116

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,230,986.55
Targeted Credit Enhancement Amount	$8,230,986.55
Yield Supplement Overcollateralization Amount	$5,581,503.90
Targeted Overcollateralization Amount	$5,581,503.90
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$5,581,503.90

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,230,986.55
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,230,986.55
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,230,986.55

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	June 2017
Payment Date	7/17/2017
Transaction Month	42
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		79	$150,677.55
(Recoveries)		121	$61,575.62
Net Loss for Current Collection Period			$89,101.93
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5623%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.0510%
Second Preceding Collection Period			0.6084%
Preceding Collection Period			0.3683%
Current Collection Period			0.5856%
Four Month Average (Current and Preceding Three Collection Periods)			0.4033%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		5,175	$11,154,632.30
(Cumulative Recoveries)			$1,987,606.96
Cumulative Net Loss for All Collection Periods			$9,167,025.34
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5569%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,155.48
Average Net Loss for Receivables that have experienced a Realized Loss			$1,771.41

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.39%	367	$4,186,639.21
61-90 Days Delinquent	0.37%	49	$641,894.44
91-120 Days Delinquent	0.09%	9	$157,948.33
Over 120 Days Delinquent	0.55%	55	$966,858.91
Total Delinquent Receivables	3.40%	480	$5,953,340.89

Repossession Inventory:
Repossessed in the Current Collection Period		9	$121,038.32
Total Repossessed Inventory		16	$228,483.93

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.4060%
Preceding Collection Period			0.4672%
Current Collection Period			0.5292%
Three Month Average			0.4675%

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	June 2017
Payment Date	7/17/2017
Transaction Month	42

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer